Equity - Schedule of share premium (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity [abstract]
Opening balance	€ 17,116	€ 17,105	€ 17,089
Issue of shares	0	12	16
Closing balance	€ 17,116	€ 17,116	€ 17,105